Stock-Based Compensation (Table)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement, Noncash Expense [Abstract]
Summary of stock options
A summary of U.S. Cellular stock options outstanding (total and portion exercisable) and changes during 2019 is presented in the table below:

Common Share Options	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (in millions)	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2018	806,000	$43.10
(420,000 exercisable)		$42.39
Exercised	(339,000)	$44.27
Expired	(7,000)	$45.87
Outstanding at December 31, 2019	460,000	$42.20	$—	4.9
(460,000 exercisable)		$42.20	$—	4.9

Summary of nonvested restricted stock units
A summary of U.S. Cellular nonvested restricted stock units at December 31, 2019, and changes during the year then ended is presented in the table below:

Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2018	1,569,000	$39.74
Granted	478,000	$46.81
Vested	(525,000)	$42.99
Forfeited	(61,000)	$39.38
Nonvested at December 31, 2019	1,461,000	$40.90

Summary of nonvested performance share units
A summary of U.S. Cellular’s nonvested performance share units and changes during 2019 is presented in the table below:

Common Performance Share Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2018	768,000	$37.78
Granted	323,000	$46.43
Vested	(5,000)	$37.92
Change in units based on approved performance factors	188,000	$38.81
Forfeited	(29,000)	$38.55
Nonvested at December 31, 2019	1,245,000	$40.16

Stock-based compensation
The following table summarizes stock‑based compensation expense recognized during 2019, 2018 and 2017:

Year Ended December 31,	2019	2018	2017
(Dollars in millions)
Stock option awards	$—	$2	$6
Restricted stock unit awards	22	21	19
Performance share unit awards	18	13	4
Awards under Non-Employee Director compensation plan	1	1	1
Total stock-based compensation expense, before income taxes	41	37	30
Income tax benefit	(10)	(9)	(11)
Total stock-based compensation expense, net of income taxes	$31	$28	$19

Stock-based compensation, allocation by financial statement line item
The following table provides a summary of the classification of stock-based compensation expense included in the Consolidated Statement of Operations for the years ended:

December 31,	2019	2018	2017
(Dollars in millions)
Selling, general and administrative expense	$36	$33	$27
System operations expense	5	4	3
Total stock-based compensation expense	$41	$37	$30